Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Vest 2 Year Interest Rate Hedge ETF | Vest 2 Year Interest Rate Hedge ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(5.29%)
Vest 10 Year Interest Rate Hedge ETF | Vest 10 Year Interest Rate Hedge ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(3.75%)	14.12%